Strategic Mining Corp. - Consolidated Balance Sheets (USD $)	Jun. 30, 2011		Dec. 31, 2010
Current Assets:
Cash	$ 248		$ 2,600
Prepaid deposits	46,000		41,000
Refundable permit fees	30,000
Total current assets	76,248		43,600
Infrastructure Development	5,932		5,932
Telecom equipment	13,125		13,125
Equipment	47,500		47,500
Vehicle	12,250		30,625
Exploration properties	1,187,948		1,162,948
Total Long Term Assets	1,266,755		1,260,130
TOTAL ASSETS	1,343,003		1,303,730
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities, current	202,667		50,511
Accrued Interest on loans payable to related parties	8,466		3,320
Loans Payable to related parties	264,248		88,523
Total Liabilities	475,381		142,354
Stockholders' Equity
Preferred stock	2,463	[1]	2,463	[1]
Common stock	158,344	[2]	158,344	[2]
Additional paid-in capital	2,660,418		2,657,085
Deficit accumulated during the exploration stage	(1,953,603)		(1,656,516)
Total stockholders' Equity	867,622		1,161,376
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,343,003		$ 1,303,730

[1]	Class A series, convertible, $0.0001 par value; Authorized 25,000,000; Issued and outstanding 24,634,741 (24,634,741 - Dec. 31, 2010)
[2]	$.001 par value; Authorized 400,000,000; Issued and outstanding 158,343,294 (158,343,294 - Dec, 31,2010)